Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Accumulated other comprehensive income (loss)	Retained earnings	Non - controlling interests
Equity at beginning of period at Dec. 31, 2024	$ 842,033	$ 841,915	$ 21,198	$ 359,280	$ (10,688)	$ 472,125	$ 118
Comprehensive income (loss) for the interim period
Profit for the interim period	45,786	45,688				45,688	98
Other comprehensive income (loss)	7,228	7,228			7,228
Total comprehensive income for the interim period	53,014	52,916			7,228	45,688	98
Equity at end of period at Jun. 30, 2025	895,047	894,831	21,198	359,280	(3,460)	517,813	216
Equity at beginning of period at Dec. 31, 2025	950,385	950,197	21,198	359,280	(4,904)	574,623	188
Comprehensive income (loss) for the interim period
Profit for the interim period	68,273	68,254				68,254	19
Other comprehensive income (loss)	(7,244)	(7,244)			(7,244)
Total comprehensive income for the interim period	61,029	61,010			(7,244)	68,254	19
Equity at end of period at Jun. 30, 2026	$ 1,011,414	$ 1,011,207	$ 21,198	$ 359,280	$ (12,148)	$ 642,877	$ 207